Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Tax recoverable	¥ 8,780,295		¥ 9,555,701
Prepaid consulting service fee			3,941,513
Deposits	3,138,975		1,414,787
Loan receivable due from a third party	1,398,509		1,000,000
Prepaid expense	181,269		109,837
Other receivables	1,052,801		909,966
Total	¥ 14,551,849	$ 2,080,887	¥ 16,931,804